Note 28 - Retained earnings, revaluation reserves and other reserves. (Tables)	12 Months Ended
Dec. 31, 2018
Retained earnings, revaluation reserves and other reserves.
Retained Earnings Revaluation Reserves And Other Reserves Breakdown By Concepts
Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of euros)
	2018	2017	2016
Legal reserve	653	644	624
Restricted reserve	133	159	201
Reserves for regularizations and balance revaluations	3	12	20
Voluntary reserves	8.010	8.643	8.521
Total reserves holding company	8.799	9.458	9.366
Consolidation reserves attributed to the Bank and dependent consolidated companies.	14.164	14.132	12.439
Total	22.963	23.590	21.805

Disclosure Restricted Reserves Explanatory
Restricted Reserves (Millions of euros)
	2018	2017	2016
Restricted reserve for retired capital	88	88	88
Restricted reserve for Parent Company shares and loans for those shares	44	69	111
Restricted reserve for redenomination of capital in euros	2	2	2
Total	133	159	201

Disclosure Retained Earnings Revaluation Reserves explanatory
Retained earnings, Revaluation reserves and Other reserves (Millions of euros)
	2018	2017	2016
Retained earnings and Revaluation reserves
Holding Company	14.643	15.625	14.101
BBVA Bancomer Group	10.014	9.442	9.108
BBVA Seguros, S.A.	(127)	(215)	(62)
Corporacion General Financiera, S.A.	1.084	1.202	1.187
BBVA Banco Provincial Group	(124)	(113)	(92)
BBVA Chile Group	552	951	1.264
BBVA Paraguay	119	108	98
Compañía de Cartera e Inversiones, S.A.	108	(20)	(27)
Anida Grupo Inmobiliario, S.L.	363	515	528
BBVA Suiza, S.A.	(53)	(57)	(1)
BBVA Continental Group	756	681	611
BBVA Luxinvest, S.A.	(48)	25	16
BBVA Colombia Group	998	926	803
BBVA Banco Francés Group	103	999	827
Banco Industrial De Bilbao, S.A.	-	25	61
Gran Jorge Juan, S.A.	(33)	(47)	(30)
BBVA Portugal Group	(66)	(436)	(477)
Participaciones Arenal, S.L.	(4)	(183)	(180)
BBVA Propiedad S.A.	-	(503)	(431)
Anida Operaciones Singulares, S.L.	(5.317)	(4.881)	(4.127)
Grupo BBVA USA Bancshares	(586)	(794)	(1.053)
Garanti Turkiye Bankasi Group	1.415	751	127
Unnim Real Estate	(587)	(576)	(477)
Bilbao Vizcaya Holding, S.A.	49	145	139
Pecri Inversión S.L.	(74)	(73)	(75)
Other	(164)	127	25
Subtotal	23.021	23.624	21.864
Metrovacesa Suelo, S.A.	(61)	(53)	(52)
Other	2	18	(7)
Subtotal	(59)	(35)	(59)
Total	22.963	23.590	21.805